Revenue	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue

Note 8. Revenue

Disaggregated revenue

Revenue by type are as follows:

For the three-month period ended September 30,	2022	2021
	(Unaudited)	(Unaudited)
Deposit, activity, onboarding income	$1,369,559	$1,494,204
Safe Harbor Program income	38,598	83,194
Investment income	558,860	111,052
Loan interest income	412,297	28,411
Total Revenue	$2,379,314	$1,716,861

For the nine-month period ended September 30,	2022	2021
	(Unaudited)	(Unaudited)
Deposit, activity, onboarding income	$4,179,323	$4,588,471
Safe Harbor Program income	125,767	359,044
Investment income	935,993	271,113
Loan interest income	662,130	78,829
Total Revenue	$5,903,213	$5,297,457